Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Offsetting Information Regarding Financial Assets and Financial Liabilities
The offsetting information regarding financial assets and financial liabilities as of March 31, 2020 and 2021 is as follows:

	Yen (millions)
As of March 31, 2020	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥95,804	¥—	¥95,804	¥(81,059)	¥14,745
Other financial liabilities
Derivatives	115,168	—	115,168	(81,059)	34,109

	Yen (millions)
As of March 31, 2021	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥108,978	¥—	¥108,978	¥(65,430)	¥43,548
Other financial liabilities
Derivatives	82,256	—	82,256	(65,430)	16,826